Intangible assets (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Intangible assets, beginning	R$ 10,277,727
Intangible assets, ending	11,170,089	R$ 10,277,727
Gas distribution [member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning	726,107	96,145
Additions - renewal of the concession		413,410
Transfers from contract assets	11,503	13,738
Transfers from accounts receivable - concessions		243,628
Amortization of quotas - concession and authorization	(27,832)	(40,690)
Loss on disposal	(152)	(124)
Reclassification	(709,626)
Intangible assets, ending		R$ 726,107